CASH FLOWS SUPPLEMENTAL INFORMATION (Details)	12 Months Ended		13 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CAD ($)	Dec. 31, 2021 USD ($)
CASH FLOWS SUPPLEMENTAL INFORMATION (Details)
Value Of Shares Issued On Acquisition Of Reciprocity	$ 0		$ 7,345,478
Value Of Options Issued On Acquisition Of Reciprocity		$ 0	415,208
Value Of Shares Issued On Acquisiton Of Cut & Sew		0	240,866
Value Of Shares Issued On Acquistion Of Complexity		0	10,035,546
Value Of Shares Issued On Reverse Acquisiton Of Gamesquare (note 25)		1,865,356	0
Value Of Options Issued On Reverse Acquisition Of Gamesquare (note 25)		16,030	0
Value Of Shares Issued On Acquistion Of Code Red ( Note 4(a))		1,735,473	0
Cash Deferred On Acquisition Of Code Red (note 4(a))		185,000	0
Value Of Broker Warrants Issued (note 17)		26,640	204,006
Interest Paid		$ 0	$ 17,932